Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	170,000
Proposed Maximum Offering Price per Unit	6.89
Maximum Aggregate Offering Price	$ 1,171,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 161.76
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover an indeterminate number of additional shares of Common Stock of MasterBrand, Inc. (the "Registrant") that may, with respect to the shares of Common Stock registered hereunder, become issuable under the American Woodmark Corporation Retirement Savings Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the American Woodmark Corporation Retirement Savings Plan. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of Common Stock as reported on the New York Stock Exchange on May 20, 2026. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.00013810 and the proposed maximum aggregate offering price.